Note 5 - Leases (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Balance Sheet Information Related to Operating Leases [Table Text Block]
	Fiscal 2023	Fiscal 2022
Finance lease – amortization of ROU asset	$105	$103
Finance lease – interest on lease liability	4	6
Operating lease expense	127	58
	$236	$167
	March 31, 2023	March 31, 2022	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$1,270	$113	Operating lease right-of-use asset
Finance lease right-of-use asset	430	456	Property, plant & equipment
Total right-of-use assets	$1,700	$569

Liabilities
Operating lease liability, current	$101	$52	Accrued expenses
Finance lease liability, current	107	105	Current portion of finance lease
Operating lease liability, non-current	1,168	61	Other non-current liabilities
Finance lease liability, non-current	54	161	Other non-current liabilities
Total lease liabilities	$1,430	$379

Operating and Finance Lease, Liability, Maturity [Table Text Block]
	Operating	Finance
	Leases	Leases
Fiscal 2024	134	109
Fiscal 2025	80	54
Fiscal 2026	75	—
Fiscal 2027	75	—
Fiscal 2028 and beyond	1,237	—
Total undiscounted lease payments	$1,601	$163
Less: imputed interest	(332)	(2)
Present value of lease liability	$1,269	$161